UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]
SEI New Ways
    New Answers



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SEI Index Funds

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Annual Report as of March 31, 2006

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S&P 500 Index Fund

Bond Index Fund





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

TABLE OF CONTENTS





------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance
------------------------------------------------------------
   S&P 500 Index Fund                                      1
------------------------------------------------------------
   Bond Index Fund                                         2
------------------------------------------------------------
Schedule of Investments/Statement of Net Assets            4
------------------------------------------------------------
Statement of Assets and Liabilities                       18
------------------------------------------------------------
Statements of Operations                                  19
------------------------------------------------------------
Statements of Changes in Net Assets                       20
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Financial Highlights                                      21
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Notes to Financial Statements                             22
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Report of Independent Registered Public Accounting Firm   27
------------------------------------------------------------
Trustees and Officers of the Trust                        28
------------------------------------------------------------
Disclosure of Fund Expenses                               31
------------------------------------------------------------
Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                               32
------------------------------------------------------------
Notice to Shareholders                                    34
------------------------------------------------------------








The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2006


S&P 500 Index Fund


Objectives

The S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index"). The Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. Stocks in the Index are chosen for market size (large-cap), liquidity, and industry group representation.

Strategy

The Fund attempts to match the performance of the widely followed Index by replicating its composition in full. The fifty largest stocks in the Index account for approximately 50% of the weighting of the Index. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and out-performance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets. The Fund may also invest in exchange-traded funds and engage in swaps.

Analysis

The S&P 500 Index Fund, Class A, returned a comparable 11.32% for the fiscal year. For the fiscal year ended March 31, 2006, the Index posted double digit gains, returning 11.73%. However, large cap securities trailed their small cap counterparts and non-U.S. securities. During the period, interest rates and energy prices were two of the biggest drivers of market uncertainty and volatility. The Federal Reserve raised the federal fund rate eight times during the fiscal year to 4.75%, which is 200 basis points higher than March 31, 2005. During the same period, oil prices continued to rise. In addition, Hurricane Katrina and Rita disrupted the refineries in the Gulf of Mexico and interrupted already stretched oil refining capacity, which in turn drove gasoline prices higher.

Investors worried that higher fuel prices and interest rates would start to eat into discretionary income and spending. In particular, the consumer discretionary and consumer staple sectors were hit the hardest and were the two worst performing sectors for the year. The energy sector again was the best performing sector, followed by the financial sector. A pick-up in capital market and mergers & acquisition activity boosted financial stocks returns. Given that the Fund's mandate is to track the Index, the Fund was in line with the Index.

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                              Annualized  Annualized  Annualized   Annualized
                     One Year     3 Year      5 Year     10 Year    Inception
                       Return     Return      Return      Return      to Date
--------------------------------------------------------------------------------
S&P 500  Index
Fund, Class A           11.32%     16.77%       3.54%       8.51%        8.46%
--------------------------------------------------------------------------------
S&P 500 Index
Fund, Class E           11.49%     16.94%       3.71%       8.69%       11.99%
--------------------------------------------------------------------------------
S&P 500 Index
Fund, Class I           11.02%     16.46%        n/a         n/a         8.66%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the S&P 500 Index Fund, Class A, versus the S&P 500 Index

[GRAPH OMITTED]
PLOT POINTSFOLLOW:

     SEI Bond Index, Class A    S&P 500 Index
3/96         $10,000              $10,000
3/97          11,922               11,983
3/98          17,577               17,735
3/99          20,758               21,009
3/00          24,395               24,778
3/01          19,011               19,406
3/02          18,961               19,452
3/03          14,210               14,636
3/04          19,129               19,776
3/05          20,325               21,099
3/06          22,625               23,574

S&P 500 Index -- $23,574
S&P 500 Index Fund, Class A -- $22,625

1 For the period ended March 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning 02/28/96. Class E shares were offered beginning 07/31/85. Class I shares were offered beginning 06/28/02. Effective 07/31/97, the Board of Trustees approved the renaming of Class A and Class E shares to Class E and Class A shares, respectively. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                               1

SEI INDEX FUNDS -- MARCH 31, 2006


Bond Index Fund


Objectives

The Bond Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and interest performance of the Lehman U.S. Aggregate Bond Index (the "Lehman Aggregate").

The Lehman Aggregate is made up of the Government/Credit Index, the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Commercial Mortgage-Backed Index. The Lehman Aggregate includes fixed rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service. If both Moody's and S&P provide a rating for an issue, then the lower of the two ratings will be used. All issues have at least one year to maturity and an outstanding par value of at least $200 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value weighted inclusive of accrued interest.

Strategy

The Fund will be managed in a manner designed to generally reflect the current performance of the Lehman Aggregate. Obligations included in the Lehman Aggregate have been categorized into sectors, which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.

The Fund's ability to duplicate the performance of the Lehman Aggregate will depend to some level on the size and timing of cash flows into and out of the Fund, the level of the Fund's expenses, and the capability of the Fund's sub-advisers to select a representative sample of the securities included in the Lehman Aggregate.

The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Aggregate will approximate, to the maximum extent feasible, the percentage such sector represents in that Lehman Aggregate. The ability of the Fund to duplicate the Lehman Aggregate's performance can be influenced by the Fund's asset size. To the extent that the size of Fund assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Aggregate's performance than at larger asset levels. Under these circumstances, the Fund will implement strategies designed to minimize this potential for greater deviation. The Fund may also invest in exchange-traded funds and engage in swaps.

Analysis

The Bond Index Fund, Class A, registered a 1.79% return for the fiscal year. The investment-grade U.S. fixed income market returned 2.26% for the fiscal year ended March 31, 2006, as measured by the Lehman Aggregate. This marked the seventh consecutive year of positive returns for the U.S. bond market, even as rates rose across the curve for the period. The 2-year note, which is most sensitive to the Federal Open Market Committee ("FOMC") interest rate policy changes, increased 104 basis points (bps) for the period, bringing the yield to 4.81%. The ongoing battle between economic growth and inflation fears kept the FOMC to its measured pace. The Fed increased the overnight lending rate by 200 bps through quarter point increments. The move to higher interest rates was met with resistance along the long end of the curve as longer term rates were supported by the unabating demand from investors.

All the major sectors except U.S. Corporate Investment Grade Credit, which was plagued with uncertainties surrounding leveraged buyouts and event risk, outperformed U.S. Treasuries for the period as spreads tightened across the sectors. The Asset-Backed Security sector was the best performing sector as technicals and fundamentals remained strong. The Mortgage-Backed Security and Commercial Mortgage-Backed Security sectors also contributed positive market performance as volatility remained low and consumer balance sheets remained healthy.

--------------------------------------------------------------------------------
2                               SEI Index Funds / Annual Report / March 31, 2006

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2006




AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                Annualized  Annualized  Annualized   Annualized
                     One Year       3 Year      5 Year     10 Year    Inception
                       Return       Return      Return      Return      to Date
--------------------------------------------------------------------------------
Bond Index
Fund, Class A            1.79%        2.45%       4.60%       5.86%        6.90%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Bond Index Fund, Class A, versus the Lehman U.S. Aggregate Bond Index

Bond Index Fund, Class A -- $17,676
Lehman U.S. Aggregate Bond Index -- $18,400

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

        Bond Index Fund, Class A    Lehman U.S. Aggregate Bond Index
3/96            $10,000                       $10,000
3/97             10,436                        10,491
3/98             11,668                        11,750
3/99             12,398                        12,511
3/00             12,599                        12,747
3/01             14,114                        14,344
3/02             14,787                        15,110
3/03             16,439                        16,876
3/04             17,241                        17,787
3/05             17,366                        17,994
3/06             17,676                        18,400



1 For the period ended March 31, 2006. Past performance is no indication of future performance. The Fund was offered beginning 05/19/86. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.









--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                               3

SCHEDULE OF INVESTMENTS


S&P 500 Index Fund

March 31, 2006
-------------------------------------------------------------
[BAR CHART OMITTED]
PLOT POINTS FOLLOW:

SECTOR WEIGHTINGS (UNAUDITED)++:
18.4% FINANCIALS
13.9% INFORMATION TECHNOLOGY
11.3% HEALTH CARE
10.0% INDUSTRIALS
 8.9% CONSUMER DISCRETIONARY
 8.5% ENERGY
 8.1% CONSUMER STAPLES
 5.8% CORPORATE OBLIGATIONS
 4.1% SHORT-TERM INVESTMENTS
 2.9% TELECOMMUNICATION SERVICES
 2.7% UTILITIES
 2.7% MATERIALS
 1.2% ASSET-BACKED SECURITIES
 0.6% MASTER NOTES
 0.6% COMMERCIAL PAPER
 0.2% TIME DEPOSIT
 0.1% U.S. TREASURY OBLIGATIONS

++PERCENTAGES BASED ON TOTAL INVESTMENTS.

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK  -- 97.6%
CONSUMER DISCRETIONARY -- 9.9%
   Amazon.com (D)*                    59,200      $    2,161
   Apollo Group, Cl A (D)*            27,203           1,428
   Autonation (D)*                    34,120             735
   Autozone*                          10,494           1,046
   Bed Bath & Beyond*                 53,833           2,067
   Best Buy (D)                       78,041           4,365
   Big Lots (D)*                      21,513             300
   Black & Decker                     14,809           1,287
   Brunswick                          18,415             716
   Carnival (D)                       84,284           3,993
   CBS, Cl B                         150,001           3,597
   Centex                             24,044           1,491
   Circuit City Stores                29,654             726
   Clear Channel Communications       99,163           2,877
   Coach*                             73,610           2,546
   Comcast, Cl A*                    410,396          10,736
   Cooper Tire & Rubber               11,178             160
   Darden Restaurants*                24,413           1,002
   Dillard's, Cl A                    11,805             307
   Dollar General                     62,390           1,103
   Dow Jones (D)                      11,163             439
   DR Horton (D)                      52,149           1,732
   E.W. Scripps, Cl A (D)             16,100             720
   Eastman Kodak (D)                  54,310           1,545
   Family Dollar Stores (D)           29,322             780
   Federated Department Stores        52,282           3,817
   Ford Motor (D)                    357,709           2,847
   Fortune Brands                     28,119           2,267
   Gannett (D)                        46,347           2,777
   Gap                               107,531           2,009
   General Motors (D)                108,548           2,309
   Genuine Parts                      33,136           1,452
   Goodyear Tire & Rubber (D)*        33,293             482
   H&R Block                          61,404           1,329
   Harley-Davidson (D)                52,308           2,714
   Harman International Industries    12,300           1,367

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Harrah's Entertainment             35,287     $     2,751
   Hasbro                             33,891             715
   Hilton Hotels                      61,987           1,578
   Home Depot (D)                    410,464          17,363
   International Game Technology      63,156           2,224
   Interpublic Group (D)*             81,601             780
   J.C. Penney                        44,580           2,693
   Johnson Controls                   37,219           2,826
   Jones Apparel Group                22,390             792
   KB Home                            14,655             952
   Knight Ridder (D)                  13,077             827
   Kohl's (D)*                        66,147           3,507
   Leggett & Platt (D)                34,154             832
   Lennar, Cl A (D)                   26,307           1,588
   Limited Brands                     66,827           1,635
   Liz Claiborne (D)                  20,323             833
   Lowe's (D)                        150,018           9,667
   Marriott International, Cl A       30,870           2,118
   Mattel                             76,318           1,384
   Maytag                             15,143             323
   McDonald's                        243,170           8,355
   McGraw-Hill                        70,421           4,058
   Meredith                            7,963             444
   New York Times, Cl A (D)           27,492             696
   Newell Rubbermaid                  52,047           1,311
   News, Cl A*                       460,633           7,651
   Nike, Cl B (D)                     36,347           3,093
   Nordstrom (D)                      40,902           1,603
   Office Depot (D)*                  57,120           2,127
   OfficeMax                          13,393             404
   Omnicom Group                      34,302           2,856
   Pulte Homes                        40,555           1,558
   RadioShack (D)                     25,425             489
   Sears Holdings (D)*                19,465           2,566
   Sherwin-Williams                   20,616           1,019
   Snap-On                            10,953             418
   Stanley Works (D)                  13,779             698
   Staples                           139,814           3,568
   Starbucks*                        147,958           5,569
   Starwood Hotels & Resorts
     Worldwide                        41,435           2,806
   Target (D)                        168,719           8,775
   Tiffany (D)                        26,973           1,013
   Time Warner                       870,714          14,619
   TJX                                86,267           2,141
   Tribune (D)                        49,005           1,344
   Univision Communications, Cl A*    42,867           1,478
   VF                                 16,914             962
   Viacom, Cl B*                     149,701           5,808
   Walt Disney (D)*                  369,527          10,306
   Wendy's International              21,808           1,353
   Whirlpool                          12,594           1,152
   Yum! Brands                        53,035           2,591
                                                  ----------
                                                     229,448
                                                  ----------

--------------------------------------------------------------------------------
4                               SEI Index Funds / Annual Report / March 31, 2006

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
CONSUMER STAPLES -- 9.0%
   Alberto-Culver                     14,305     $       633
   Albertson's                        70,733           1,816
   Altria Group                      400,456          28,376
   Anheuser-Busch (D)                150,374           6,431
   Archer-Daniels-Midland            125,466           4,222
   Avon Products (D)                  85,951           2,679
   Brown-Forman, Cl B (D)             15,676           1,207
   Campbell Soup                      34,975           1,133
   Clorox                             28,242           1,690
   Coca-Cola                         398,096          16,668
   Coca-Cola Enterprises              57,017           1,160
   Colgate-Palmolive                  98,893           5,647
   ConAgra Foods                      99,652           2,139
   Constellation Brands, Cl A*        37,100             929
   Costco Wholesale (D)               90,818           4,919
   CVS                               156,883           4,686
   Dean Foods*                        25,200             979
   Estee Lauder, Cl A                 22,900             852
   General Mills                      68,391           3,466
   Hershey (D)                        33,912           1,771
   HJ Heinz                           64,249           2,436
   Kellogg                            46,867           2,064
   Kimberly-Clark                     88,399           5,109
   Kroger (D)*                       139,259           2,835
   McCormick                          25,361             859
   Molson Coors Brewing, Cl B         10,823             743
   Pepsi Bottling Group               26,236             797
   PepsiCo                           317,867          18,370
   Procter & Gamble                  635,076          36,593
   Reynolds American (D)              16,120           1,701
   Safeway                            86,246           2,166
   Sara Lee                          142,487           2,548
   Supervalu                          25,652             791
   Sysco (D)                         118,820           3,808
   Tyson Foods, Cl A (D)              47,490             652
   UST (D)                            31,040           1,291
   Wal-Mart Stores                   480,611          22,704
   Walgreen                          194,244           8,378
   Whole Foods Market (D)             25,900           1,721
   WM Wrigley Jr. (D)                 34,608           2,215
                                                  ----------
                                                     209,184
                                                  ----------
ENERGY -- 9.5%
   Amerada Hess                       15,325           2,182
   Anadarko Petroleum                 44,190           4,464
   Apache                             63,400           4,153
   Baker Hughes (D)                   65,634           4,489
   BJ Services (D)                    62,156           2,151
   Burlington Resources               72,114           6,628
   Chesapeake Energy                  71,700           2,252
   Chevron                           427,197          24,765
   ConocoPhillips                    266,403          16,823

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Devon Energy (D)                   84,813      $    5,188
   El Paso (D)                       126,494           1,524
   EOG Resources (D)                  46,544           3,351
   Exxon Mobil                     1,171,736          71,312
   Halliburton                        99,091           7,236
   Kerr-McGee                         22,228           2,122
   Kinder Morgan (D)                  19,549           1,798
   Marathon Oil                       70,428           5,365
   Murphy Oil (D)                     31,063           1,548
   Nabors Industries (D)*             30,339           2,172
   National Oilwell Varco (D)*        33,534           2,150
   Noble (D)                          26,271           2,131
   Occidental Petroleum               82,652           7,658
   Rowan*                             20,597             905
   Schlumberger (D)                  113,381          14,351
   Sunoco                             25,357           1,967
   Transocean*                        62,578           5,025
   Valero Energy                     119,308           7,132
   Weatherford International (D)*     66,954           3,063
   Williams (D)                      114,065           2,440
   XTO Energy                         69,735           3,038
                                                  ----------
                                                     219,383
                                                  ----------
FINANCIALS -- 20.5%
   ACE                                61,885           3,219
   Aflac                              96,608           4,360
   Allstate                          123,759           6,449
   AMBAC Financial Group (D)          19,714           1,569
   American Express                  237,515          12,481
   American International Group      501,171          33,122
   Ameriprise Financial               48,084           2,167
   AmSouth Bancorp (D)                64,765           1,752
   AON                                61,829           2,566
   Apartment Investment &
     Management, Cl A+ (D)            18,062             847
   Archstone-Smith Trust+             40,968           1,998
   Bank of America                   896,770          40,839
   Bank of New York                  148,035           5,335
   BB&T (D)                          102,697           4,026
   Bear Stearns                       22,898           3,176
   Boston Properties+                 13,200           1,231
   Capital One Financial (D)          57,733           4,649
   Charles Schwab                    198,027           3,408
   Chubb                              38,378           3,663
   Cincinnati Financial               33,079           1,392
   CIT Group                          37,408           2,002
   Citigroup                         961,746          45,423
   Comerica                           30,983           1,796
   Compass Bancshares                 23,483           1,188
   Countrywide Financial             116,971           4,293
   E*Trade Financial*                 80,239           2,165
   Equity Office Properties Trust+    76,173           2,558
   Equity Residential+                55,740           2,608

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                               5

SCHEDULE OF INVESTMENTS

March 31, 2006
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Fannie Mae (D)                    185,681      $    9,544
   Federated Investors, Cl B          16,045             627
   Fifth Third Bancorp (D)           106,611           4,196
   First Horizon National             23,615             984
   Franklin Resources                 29,315           2,763
   Freddie Mac                       133,659           8,153
   Genworth Financial, Cl A           72,300           2,417
   Golden West Financial (D)          49,171           3,339
   Goldman Sachs Group                83,662          13,132
   Hartford Financial Services
     Group                            58,086           4,679
   Huntington Bancshares              47,775           1,153
   Janus Capital Group (D)            40,077             929
   Jefferson-Pilot (D)                24,826           1,389
   JPMorgan Chase                    673,172          28,031
   Keycorp (D)                        77,783           2,862
   Kimco Realty+                      37,000           1,504
   Lehman Brothers Holdings           51,853           7,494
   Lincoln National (D)               32,602           1,780
   Loews                              25,991           2,630
   M&T Bank (D)                       14,961           1,708
   Marsh & McLennan (D)              104,950           3,081
   Marshall & Ilsley                  39,170           1,707
   MBIA                               25,327           1,523
   Mellon Financial                   77,902           2,773
   Merrill Lynch                     176,247          13,881
   Metlife                           145,405           7,033
   MGIC Investment                    16,895           1,126
   Moody's                            47,308           3,381
   Morgan Stanley                    207,561          13,039
   National City (D)                 106,248           3,708
   North Fork Bancorporation          89,189           2,571
   Northern Trust (D)                 35,505           1,864
   Plum Creek Timber+                 34,835           1,286
   PNC Financial Services Group       56,094           3,776
   Principal Financial Group          53,648           2,618
   Progressive                        37,767           3,938
   Prologis+                          46,760           2,502
   Prudential Financial               94,966           7,199
   Public Storage+                    15,628           1,269
   Regions Financial (D)              87,523           3,078
   Safeco                             23,038           1,157
   Simon Property Group+ (D)          34,809           2,929
   SLM                                80,043           4,157
   Sovereign Bancorp                  66,766           1,463
   St. Paul Travelers                133,532           5,580
   State Street                       63,891           3,861
   SunTrust Banks (D)                 71,196           5,180
   Synovus Financial                  58,975           1,598
   T Rowe Price Group                 24,554           1,920
   Torchmark (D)                      19,705           1,125
   UnumProvident (D)                  56,352           1,154
   US Bancorp                        345,606          10,541
   Vornado Realty Trust+ (D)          22,814           2,190
   Wachovia                          311,326          17,450

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Washington Mutual (D)             190,319      $    8,111
   Wells Fargo                       323,753          20,678
   XL Capital, Cl A                   34,005           2,180
   Zions Bancorporation               19,260           1,593
                                                  ----------
                                                     473,816
                                                  ----------
HEALTH CARE -- 12.6%
   Abbott Laboratories               297,468          12,633
   Aetna                             108,802           5,347
   Allergan                           29,083           3,156
   AmerisourceBergen                  39,296           1,897
   Amgen*                            225,793          16,426
   Applera - Applied Biosystems
     Group                            35,557             965
   Barr Pharmaceuticals (D)*          20,300           1,278
   Bausch & Lomb                      10,174             648
   Baxter International              124,438           4,829
   Becton Dickinson                   46,562           2,867
   Biogen Idec*                       65,998           3,109
   Biomet (D)*                        46,036           1,635
   Boston Scientific (D)*            113,496           2,616
   Bristol-Myers Squibb              375,901           9,251
   C.R. Bard (D)                      19,288           1,308
   Cardinal Health                    80,955           6,033
   Caremark Rx*                       86,073           4,233
   Chiron (D)*                        20,597             944
   Cigna                              23,257           3,038
   Coventry Health Care*              30,413           1,642
   Eli Lilly                         216,830          11,991
   Express Scripts (D)*               28,076           2,468
   Fisher Scientific
     International (D)*               23,064           1,569
   Forest Laboratories*               62,363           2,783
   Genzyme*                           49,832           3,350
   Gilead Sciences*                   88,688           5,518
   Guidant                            65,014           5,075
   HCA                                78,269           3,584
   Health Management Associates,
     Cl A                             46,737           1,008
   Hospira*                           30,204           1,192
   Humana*                            30,697           1,616
   IMS Health                         35,795             922
   Johnson & Johnson                 571,056          33,818
   King Pharmaceuticals*              45,686             788
   Laboratory of America
     Holdings (D)*                    23,263           1,360
   Manor Care (D)                     14,914             661
   McKesson                           58,769           3,064
   Medco Health Solutions*            58,458           3,345
   Medimmune*                         49,063           1,795
   Medtronic                         233,317          11,841
   Merck                             419,717          14,787
   Millipore*                          9,793             715
   Mylan Laboratories                 41,311             967
   Patterson (D)*                     26,100             919
   PerkinElmer                        24,640             578
   Pfizer                          1,420,704          35,404

--------------------------------------------------------------------------------
6                               SEI Index Funds / Annual Report / March 31, 2006

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Quest Diagnostics                  30,724      $    1,576
   Schering-Plough                   283,872           5,391
   St. Jude Medical*                  70,294           2,882
   Stryker                            56,842           2,520
   Tenet Healthcare*                  88,576             654
   Thermo Electron*                   30,515           1,132
   UnitedHealth Group                260,247          14,537
   Waters (D)*                        20,997             906
   Watson Pharmaceuticals (D)*        18,771             539
   WellPoint*                        127,661           9,885
   Wyeth                             259,866          12,609
   Zimmer Holdings*                   47,555           3,215
                                                  ----------
                                                     290,819
                                                  ----------

INDUSTRIALS -- 11.2%
   3M                                145,982          11,049
   Allied Waste Industries (D)*       41,242             505
   American Power Conversion          32,346             748
   American Standard                  32,933           1,412
   Avery Dennison                     20,915           1,223
   Boeing                            154,732          12,058
   Burlington Northern Santa Fe       71,524           5,960
   Caterpillar                       128,697           9,242
   Cendant                           193,411           3,356
   Cintas*                            26,107           1,113
   Cooper Industries, Cl A (D)        16,993           1,477
   CSX                                42,125           2,519
   Cummins                             8,785             923
   Danaher                            45,548           2,895
   Deere                              46,051           3,640
   Dover                              39,037           1,896
   Eaton                              29,069           2,121
   Emerson Electric                   78,903           6,599
   Equifax (D)                        24,625             917
   FedEx                              58,305           6,585
   Fluor (D)                          16,422           1,409
   General Dynamics                   76,826           4,915
   General Electric                2,008,007          69,838
   Goodrich                           23,020           1,004
   Honeywell International           159,355           6,816
   Illinois Tool Works                39,362           3,791
   Ingersoll-Rand, Cl A               61,706           2,579
   ITT Industries                     35,400           1,990
   L-3 Communications Holdings        23,223           1,992
   Lockheed Martin                    68,794           5,169
   Masco (D)                          78,868           2,562
   Monster Worldwide (D)*             23,034           1,148
   Navistar International*            11,632             321
   Norfolk Southern                   79,126           4,278
   Northrop Grumman (D)               67,319           4,597
   Paccar                             32,463           2,288
   Pall                               23,495             733
   Parker Hannifin                    23,014           1,855

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Pitney Bowes                       42,375      $    1,819
   Raytheon (D)                       85,568           3,922
   Robert Half International (D)      32,027           1,237
   Rockwell Automation (D)            33,526           2,411
   Rockwell Collins                   33,678           1,898
   RR Donnelley & Sons                40,611           1,329
   Ryder System                       12,154             544
   Southwest Airlines                135,849           2,444
   Textron                            24,749           2,311
   Tyco International                386,731          10,395
   Union Pacific                      50,847           4,747
   United Parcel Service, Cl B (D)   209,590          16,637
   United Technologies               194,883          11,297
   Waste Management                  106,028           3,743
   WW Grainger                        14,365           1,082
                                                  ----------
                                                     259,339
                                                  ----------
INFORMATION TECHNOLOGY -- 15.6%
   ADC Telecommunications (D)*        22,067             565
   Adobe Systems*                    115,136           4,021
   Advanced Micro Devices*            92,263           3,059
   Affiliated Computer Services,
     Cl A*                            23,249           1,387
   Agilent Technologies*              82,306           3,091
   Altera (D)*                        66,651           1,376
   Analog Devices                     70,299           2,692
   Andrew (D)*                        30,685             377
   Apple Computer*                   163,392          10,248
   Applied Materials*                304,450           5,331
   Applied Micro Circuits*            57,797             235
   Autodesk                           43,217           1,665
   Automatic Data Processing         111,250           5,082
   Avaya (D)*                         80,168             906
   BMC Software (D)*                  41,249             893
   Broadcom, Cl A*                    84,536           3,649
   CA (D)                             86,027           2,341
   Ciena (D)*                        109,300             569
   Cisco Systems*                  1,187,963          25,743
   Citrix Systems*                    34,242           1,298
   Computer Sciences*                 35,833           1,990
   Compuware*                         73,375             574
   Comverse Technology*               38,071             896
   Convergys (D)*                     26,476             482
   Corning*                          296,678           7,984
   Dell*                             454,874          13,537
   eBay (D)*                         223,232           8,719
   Electronic Arts*                   59,078           3,233
   Electronic Data Systems            98,702           2,648
   EMC*                              456,040           6,216
   First Data                        147,212           6,892
   Fiserv*                            35,380           1,505
   Freescale Semiconductor, Cl B*     76,600           2,127
   Gateway*                           48,887             107
   Google, Cl A*                      37,416          14,592

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                               7

SCHEDULE OF INVESTMENTS

March 31, 2006
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Hewlett-Packard                   542,752      $   17,857
   Intel                           1,134,994          21,962
   International Business Machines   300,790          24,806
   Intuit*                            33,943           1,805
   Jabil Circuit (D)*                 32,479           1,392
   JDS Uniphase (D)*                 311,655           1,300
   Kla-Tencor (D)                     38,271           1,851
   Lexmark International, Cl A (D)*   21,639             982
   Linear Technology (D)              57,094           2,003
   LSI Logic (D)*                     73,846             854
   Lucent Technologies (D)*          857,591           2,616
   Maxim Integrated Products (D)      60,905           2,263
   Micron Technology (D)*            118,769           1,748
   Microsoft                       1,712,262          46,591
   Molex                              27,360             908
   Motorola                          483,406          11,075
   National Semiconductor             62,537           1,741
   NCR*                               34,268           1,432
   Network Appliance (D)*             71,776           2,586
   Novell*                            72,289             555
   Novellus Systems (D)*              24,727             593
   Nvidia (D)*                        31,866           1,825
   Oracle*                           695,956           9,528
   Parametric Technology*             20,612             337
   Paychex                            64,056           2,669
   PMC - Sierra*                      34,446             423
   QLogic*                            30,348             587
   Qualcomm                          317,832          16,085
   Sabre Holdings, Cl A (D)           24,802             584
   Sanmina-SCI*                       99,373             407
   Solectron*                        172,754             691
   Sun Microsystems*                 664,111           3,407
   Symantec*                         200,247           3,370
   Symbol Technologies                45,940             486
   Tektronix (D)                      15,959             570
   Tellabs*                           84,599           1,345
   Teradyne (D)*                      37,207             577
   Texas Instruments                 307,134           9,973
   Unisys (D)*                        64,395             444
   VeriSign*                          48,100           1,154
   Xerox (D)*                        178,236           2,709
   Xilinx                             64,709           1,647
   Yahoo! (D)*                       242,138           7,811
                                                  ----------
                                                     359,579
                                                  ----------
MATERIALS -- 3.0%
   Air Products & Chemicals           42,726           2,871
   Alcoa                             167,335           5,114
   Allegheny Technologies (D)         15,959             976
   Ashland                            13,293             945
   Ball (D)                           19,691             863
   Bemis (D)                          20,190             638
   Dow Chemical                      185,675           7,538

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   E.I. Du Pont de Nemours           176,535      $    7,452
   Eastman Chemical                   15,408             789
   Ecolab                             34,830           1,331
   Engelhard                          22,734             900
   Freeport-McMoRan Copper &
     Gold, Cl B (D)                   35,292           2,109
   Hercules (D)*                      21,307             294
   International Flavors &
     Fragrances                       15,394             528
   International Paper                94,570           3,269
   Louisiana-Pacific (D)              19,494             530
   MeadWestvaco                       33,815             923
   Monsanto                           51,724           4,384
   Newmont Mining                     85,708           4,447
   Nucor                              29,791           3,122
   Pactiv (D)*                        26,487             650
   Phelps Dodge                       39,028           3,143
   PPG Industries                     30,945           1,960
   Praxair                            61,899           3,414
   Rohm & Haas                        26,922           1,316
   Sealed Air (D)*                    15,114             875
   Sigma-Aldrich (D)                  12,718             837
   Temple-Inland                      21,377             952
   Tronox, Cl B                        4,321              73
   United States Steel (D)            20,926           1,270
   Vulcan Materials                   18,749           1,625
   Weyerhaeuser (D)                   46,727           3,384
                                                  ----------
                                                      68,522
                                                  ----------
TELECOMMUNICATION SERVICES -- 3.2%
   Alltel                             75,182           4,868
   AT&T                              744,481          20,131
   BellSouth                         344,947          11,952
   CenturyTel                         24,560             961
   Citizens Communications (D)        62,031             823
   Qwest Communications
     International (D)*              288,426           1,961
   Sprint Nextel                     569,422          14,714
   Verizon Communications            561,622          19,129
                                                  ----------
                                                      74,539
                                                  ----------
UTILITIES -- 3.1%
   AES*                              125,890           2,148
   Allegheny Energy (D)*              30,768           1,041
   Ameren (D)                         39,244           1,955
   American Electric Power (D)        75,515           2,569
   Centerpoint Energy (D)             58,568             699
   Cinergy                            37,639           1,709
   CMS Energy (D)*                    41,492             537
   Consolidated Edison (D)            47,133           2,050
   Constellation Energy Group         34,199           1,871
   Dominion Resources (D)             66,670           4,602
   DTE Energy (D)                     33,645           1,349
   Duke Energy (D)                   178,106           5,192

--------------------------------------------------------------------------------
8                               SEI Index Funds / Annual Report / March 31, 2006

-------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------
   Dynegy, Cl A (D)*                  56,989      $      274
   Edison International               62,553           2,576
   Entergy                            39,864           2,748
   Exelon                            129,154           6,832
   FirstEnergy                        63,287           3,095
   FPL Group                          77,420           3,108
   KeySpan (D)                        32,997           1,349
   Nicor                               8,325             329
   NiSource                           51,579           1,043
   Peoples Energy                      7,205             257
   PG&E                               66,229           2,576
   Pinnacle West Capital              18,649             729
   PPL                                72,971           2,145
   Progress Energy (D)                48,383           2,128
   Public Service Enterprise Group    48,065           3,078
   Sempra Energy                      49,565           2,303
   Southern (D)                      142,335           4,664
   TECO Energy (D)                    39,312             634
   TXU                                88,824           3,976
   Xcel Energy                        76,119           1,382
                                                  ----------
                                                      70,948
                                                  ----------
Total Common Stock
   (Cost $1,512,790) ($ Thousands)                 2,255,577
                                                  ----------

CORPORATE OBLIGATIONS (E) -- 6.5%
FINANCIALS -- 6.5%
   Allstate Life Global Funding II
     MTN (F) (G)
        4.769%, 04/16/07             $ 1,971           1,971
   American General Finance (F) (G)
        4.779%, 05/13/07               6,213           6,212
   American General Finance MTN,
     Ser F
        3.945%, 04/16/07                 428             437
   Bear Stearns, EXL (F)
        4.759%, 04/16/07               7,626           7,626
   CIT Group MTN (F)
        4.750%, 05/12/06              10,711          10,711
        4.617%, 04/19/06               1,071           1,072
   Caterpillar Financial Services
     MTN, Ser F (F)
        4.680%, 07/10/06               2,142           2,142
   Countrywide Financial MTN,
     Ser A (F)
        4.960%, 09/13/06               7,926           7,926
        4.770%, 11/03/06               4,499           4,499
   Dekabank (F) (G)
        4.614%, 02/16/07               7,926           7,925
   Irish Life & Permanent MTN,
     Ser X (F) (G)
        4.808%, 04/23/07               5,698           5,697
   Islandsbanki (F) (G)
        4.844%, 03/22/07               3,642           3,642
        4.720%, 03/07/07               6,427           6,427

-------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares    ($ Thousands)
-------------------------------------------------------------
   Jackson National Life Funding
     (F) (G)
        4.630%, 03/01/07             $ 9,426      $    9,426
   Kaupthing Bank MTN (F) (G)
        4.836%, 03/20/07              10,711          10,711
   Landsbanki Islands (F) (G)
        4.829%, 03/16/07               8,141           8,141
   Liberty Lighthouse US Capital
     MTN (F) (G)
        4.725%, 05/10/06               4,285           4,282
   Morgan Stanley EXL (F)
        4.721%, 04/04/07               1,500           1,500
   Morgan Stanley EXL, Ser S (F)
        4.634%, 04/03/07               2,142           2,142
   Natexis Banques (F) (G)
        4.743%, 04/16/07               4,177           4,176
   Nationwide Building Society (F)(G)
        4.991%, 09/28/06               2,356           2,357
        4.700%, 03/07/07               4,285           4,285
   Nordbank (F) (G)
        4.811%, 04/23/07               7,284           7,282
   Northern Rock (F) (G)
        4.650%, 04/03/07               4,413           4,413
   Pacific Life Global Funding (F)(G)
        4.740%, 04/13/07               3,213           3,213
   Premium Asset Trust,
     Ser 2004-06 (F) (G)
        4.857%, 06/30/06               4,070           4,073
   Premium Asset Trust,
     Ser 2004-10 (F) (G)
        4.759%, 04/18/07               5,998           5,998
   SLM EXL, Ser S (F) (G)
        4.570%, 04/16/07               4,713           4,713
   Sigma Finance MTN (G)
        4.680%, 11/09/06               2,314           2,314
   Skandinav Enskilda Bank (F) (G)
        4.772%, 03/19/07               4,713           4,712
                                                  ----------
Total Corporate Obligations
   (Cost $150,025) ($ Thousands)                     150,025
                                                  ----------

CASH EQUIVALENT -- 2.4%
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.560%** (C)           56,589,487          56,589
                                                  ----------
Total Cash Equivalent
   (Cost $56,589) ($ Thousands)                       56,589
                                                  ----------




--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                               9

SCHEDULE OF INVESTMENTS


S&P 500 Index Fund (Concluded)

March 31, 2006
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
ASSET-BACKED SECURITIES (E) (F) (G) -- 1.3%
MORTGAGE RELATED SECURITIES -- 1.3%
   Cheyne High Grade, Ser 2004-1A,
     Cl AM1
        4.740%, 11/10/06             $ 2,142     $     2,142
   Commodore, Ser 2003-2A, Cl A1MM
        4.970%, 12/12/38               1,971           1,971
   Duke Funding, Ser 2004-6B,
     Cl A1S1
        4.620%, 10/10/06               3,213           3,213
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
        4.868%, 05/25/06               4,285           4,285
   Orchid Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        4.920%, 05/18/06               3,286           3,286
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM4
        4.858%, 05/25/06               3,060           3,060
   RMAC, Ser 2004-NS3A, Cl A1
        4.720%, 05/12/05                 767             767
   Saturn Ventures II
        4.730%, 08/07/06               3,998           3,998
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
        4.851%, 12/18/07               2,767           2,767
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD
        4.930%, 09/15/06               1,071           1,071
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME
        4.930%, 09/15/06                 643             643
   Witherspoon CDO Funding
        4.786%, 06/15/06               2,999           2,999
                                                  ----------
Total Asset-Backed Securities
   (Cost $30,202) ($ Thousands)                       30,202
                                                  ----------

MASTER NOTES (E) (F) -- 0.7%
   Bank of America
        4.945%, 04/03/06              10,711          10,711
   Bear Stearns
        4.995%, 04/03/06               5,142           5,142
                                                  ----------
Total Master Notes
   (Cost $15,853) ($ Thousands)                       15,853
                                                  ----------

COMMERCIAL PAPER (A) (E) -- 0.6%
FINANCIALS -- 0.6%
   CPI Funding
        4.901%, 04/03/06                 873             873

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Elysian Funding LLC
        4.867%, 04/27/06             $   643     $       640
        4.767%, 04/28/06               4,285           4,252
        4.706%, 04/10/06               2,142           2,127
   Harbour Funding
        4.763%, 04/06/06               3,185           3,178
   Harwood Funding
        4.881%, 04/03/06               1,028           1,028
   Thornburg Mortgage Capital
     Resources
        4.781%, 04/19/06               2,142           2,134
   Transamerica Securities
        4.841%, 04/03/06                 504             503
                                                  ----------
Total Commercial Paper
   (Cost $14,735) ($ Thousands)                       14,735
                                                  ----------


TIME DEPOSITS (E) (F) -- 0.2%
   Societe Generale
        4.900%, 04/03/06               4,285           4,285
                                                  ----------
Total Time Deposits
   (Cost $4,285) ($ Thousands)                         4,285
                                                  ----------

U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Bills (B)
        4.593%, 06/22/06               2,900           2,871
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $2,870) ($ Thousands)                         2,871
                                                  ----------

CERTIFICATES OF DEPOSIT (E) (F) -- 0.1%
   U.S. Trust of New York
        4.760%, 03/13/07               1,714           1,714
                                                  ----------
Total Certificates of Deposit
   (Cost $1,714) ($ Thousands)                         1,714
                                                  ----------
REPURCHASE AGREEMENTS (E) (H) -- 2.1%
   Barclays Capital
     4.790%, dated 03/31/06,
     to be repurchased on 04/03/06,
     repurchase price $24,772,114
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,984,591-
     $5,092,584, 0.000%-5.900%,
     05/18/06-08/04/25; with total
     market value $25,257,511)        24,762          24,762




--------------------------------------------------------------------------------
10                              SEI Index Funds / Annual Report / March 31, 2006

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Lehman Brothers
     4.800%, dated 03/31/06,
     to be repurchased on 04/03/06,
     repurchase price $24,945,899
     (collateralized by various U.S.
     Government Obligations,
     ranging in par value $1,483,088-
     $2,696,893, 0.000%-10.700%,
     10/17/08-11/23/35; with total
     market value $25,434,715)       $24,936      $   24,936
                                                  ----------
Total Repurchase Agreements
   (Cost $49,698) ($ Thousands)                       49,698
                                                  ----------
Total Investments -- 111.6%
   (Cost $1,838,761) ($ Thousands)                $2,581,549
                                                  ==========

Percentages are based on Net Assets of $2,312,247 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of March 31, 2006.
+ Real Estate Investment Trusts.
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Investment in Affiliated Registered Investment Company (see Note 3).
(D) This security or a partial position of this security is on loan at March 31, 2006 (see note 8). The total value of securities on loan at March 31, 2006 was $258,262 ($ Thousands).
(E) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of March 31, 2006 was $266,512 ($ Thousands).
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(H) Tri-Party Repurchase Agreements.
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series






Futures -- A summary of the open futures contracts held by the Fund at March 31, 2006, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                        Number of         Contract                   Unrealized
                       Constracts            Value   Expiration    Appreciation
Type of Contract             Long    ($ Thousands)         Date   ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 E MINI Index          920          $59,952    June 2006            $253
                                                                           ====


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              11

STATEMENT OF NET ASSETS


Bond Index Fund

March 31, 2006
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
PLOT POINTS FOLLOW:
Sector Weightings (Unaudited)++:

34.3% U.S. Government Agency Mortgage-Backed Obligations
23.1% U.S. Treasury Obligations
11.3% U.S. Government Agency Obligations
10.0% Financials
 6.2% Asset-Backed Securities
 2.2% Telecommunication Services
 1.9% Yankee Bonds
 1.9% Short-Term Investments
 1.7% Industrials
 1.6% Utilities
 1.5% Consumer Discretionary
 1.4% Consumer Staples
 1.0% Energy
 0.7% Health Care
 0.5% Materials
 0.4% Information Technology
 0.3% Municipal Bond

++Percentages based on total investments.

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 34.4%
   FHLMC
       10.500%, 12/01/17 to 06/01/19  $    2         $     2
        9.500%, 08/01/17 to 02/01/21       8               9
        9.000%, 07/01/09                   1               1
        8.500%, 01/01/10                   6               7
        8.000%, 01/01/11 to 08/01/30      17              17
        7.500%, 11/01/09 to 02/01/31      62              65
        7.000%, 11/01/07 to 04/01/32     144             147
        6.500%, 07/01/08 to 08/01/32     375             383
        6.000%, 11/01/13 to 04/01/33     577             580
        5.500%, 03/01/17 to 03/01/35   1,359           1,334
        5.000%, 11/01/17 to 11/01/35   1,738           1,672
        4.500%, 04/01/18 to 10/01/33     416             395
        4.000%, 09/01/18                 169             158
   FNMA
        9.500%, 02/01/21                   1               1
        8.500%, 05/01/07 to 04/01/30      24              25
        8.000%, 08/01/07 to 02/01/30      31              33
        7.500%, 06/01/07 to 07/01/33      63              65
        7.000%, 02/01/08 to 05/01/32     191             196
        6.500%, 04/01/11 to 07/01/32     358             367
        6.000%, 12/01/08 to 09/01/34     966             971
        5.500%, 12/01/13 to 12/01/35   2,106           2,065
        5.000%, 11/01/17 to 09/01/35   2,043           1,959
        4.500%, 04/01/18 to 07/01/35     783             740
        4.000%, 10/01/18                  77              72
   GNMA
       11.500%, 04/15/15                  14              16
       10.000%, 09/15/18 to 02/20/21       2               2
        9.500%, 09/15/09 to 07/15/17       4               4
        9.000%, 09/15/25                  28              31
        8.500%, 05/15/17 to 11/15/22      30              33
        8.000%, 10/15/07 to 03/15/30      27              29
        7.500%, 01/15/23 to 06/15/32      52              54
        7.000%, 12/15/27 to 04/15/31      90              94
        6.500%, 03/15/11 to 11/15/31     170             175

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
        6.000%, 04/15/17 to 03/15/33  $  287         $   293
        5.500%, 02/15/33 to 04/15/34     291             289
        5.000%, 05/15/18 to 10/15/33     303             293
        4.500%, 08/15/33                  21              20
                                                     -------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $12,853) ($ Thousands)                        12,597
                                                     -------

U.S. TREASURY OBLIGATIONS -- 23.2%
   U.S. Treasury Bonds
       12.000%, 08/15/13                 140             162
       11.250%, 02/15/15                  35              51
        9.875%, 11/15/15                  30              41
        9.125%, 05/15/18                  80             110
        8.875%, 02/15/19                 100             136
        8.750%, 05/15/17 to 08/15/20     170             230
        8.125%, 08/15/19 to 08/15/21     240             316
        8.000%, 11/15/21                  45              59
        7.875%, 02/15/21                  85             110
        7.625%, 11/15/22 to 02/15/25     130             168
        7.500%, 11/15/16 to 11/15/24     195             240
        7.250%, 05/15/16                 155             183
        7.125%, 02/15/23                  80              98
        6.875%, 08/15/25                  25              31
        6.500%, 11/15/26                  40              47
        6.375%, 08/15/27                  45              53
        6.250%, 05/15/30                  65              76
        6.125%, 11/15/27 to 08/15/29     115             132
        6.000%, 02/15/26                 100             112
        5.500%, 08/15/28                  80              85
        5.375%, 02/15/31                  90              95
        5.250%, 11/15/28 to 02/15/29      80              82
        4.500%, 02/15/36                 100              94
   U.S. Treasury Notes
        6.500%, 02/15/10                 140             148
        6.000%, 08/15/09                 150             155
        5.750%, 08/15/10                 280             290
        5.500%, 05/15/09                 245             250
        5.000%, 02/15/11 to 08/15/11     380             384
        4.875%, 02/15/12                 100             100
        4.500%, 02/15/09 to 11/15/15     180             177
        4.375%, 12/31/07 to 08/15/12   1,210           1,195
        4.250%, 01/15/11 to 08/15/14     560             541
        4.125%, 05/15/15                  95              90
        4.000%, 11/15/12 to 02/15/15     390             368
        3.875%, 05/15/09 to 02/15/13     350             336
        3.625%, 06/30/07 to 07/15/09     415             406
        3.500%, 11/15/09                 200             191
        3.375%, 09/15/09                 110             105
        3.000%, 11/15/07 to 02/15/08     895             868
        2.625%, 05/15/08                 180             172
                                                     -------
Total U.S. Treasury Obligations
   (Cost $8,620) ($ Thousands)                         8,487
                                                     -------
--------------------------------------------------------------------------------
12                              SEI Index Funds / Annual Report / March 31, 2006

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 21.1%
CONSUMER DISCRETIONARY -- 1.5%
   Cox Communications
        7.750%, 11/01/10              $   75         $    80
   DaimlerChrysler
        7.450%, 03/01/27                  40              42
   Gannett
        6.375%, 04/01/12                  40              41
   Lowe's
        6.500%, 03/15/29                  25              27
   May Department Stores
        3.950%, 07/15/07                 235             230
   News America Holdings
        7.700%, 10/30/25                  55              60
   Target
        7.000%, 07/15/31                  10              12
   Time Warner
        6.950%, 01/15/28                  65              66
                                                     -------
                                                         558
                                                     -------
CONSUMER STAPLES -- 1.4%
   Anheuser-Busch
        4.375%, 01/15/13                  25              23
   Archer-Daniels-Midland
        5.935%, 10/01/32                  25              25
   Coca Cola Enterprises
        8.500%, 02/01/22                  30              37
   Conagra Foods
        9.750%, 03/01/21                  30              38
   Kellogg, Ser B
        7.450%, 04/01/31                  15              18
   Kraft Foods
        5.625%, 11/01/11                  40              40
   Kroger
        8.050%, 02/01/10                  50              54
   Procter & Gamble
        6.450%, 01/15/26                  20              22
   Safeway
        6.500%, 11/15/08                 135             137
   Unilever Capital
        7.125%, 11/01/10                  50              53
   Wal-Mart Stores
        5.250%, 09/01/35                  20              18
        4.550%, 05/01/13                  40              38
                                                     -------
                                                         503
                                                     -------
ENERGY -- 1.1%
   Canadian Natural Resources
        6.450%, 06/30/33                  20              20
   ConocoPhilips
        6.650%, 07/15/18                  65              71

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Devon Financing
        7.875%, 09/30/31              $   25         $    30
   KeySpan
        7.625%, 11/15/10                  50              54
   Kinder Morgan Energy Partners LP
        7.400%, 03/15/31                  30              33
   Marathon Oil
        5.375%, 06/01/07                 100             100
   PC Financial Partnership
        5.000%, 11/15/14                  50              48
   Southern Union
        8.250%, 11/15/29                  25              29
                                                     -------
                                                         385
                                                     -------
FINANCIALS -- 10.0%
   Abbey National PLC
        7.950%, 10/26/29                  20              25
   Allstate
        7.200%, 12/01/09                  90              95
        5.000%, 08/15/14                  40              39
   American International Group
        4.250%, 05/15/13                  30              28
   Ameriprise Financial
        5.350%, 11/15/10                  45              45
   BB&T
        6.500%, 08/01/11                  65              68
   Bank of America
        7.800%, 09/15/16                  35              41
   Bear Stearns
        7.625%, 12/07/09                  70              75
   Berkshire Hathaway
        4.850%, 01/15/15                  35              33
   Boeing Capital
        6.500%, 02/15/12                  50              53
   CIT Group
        5.500%, 11/30/07                 140             140
   CIT Group MTN
        5.125%, 09/30/14                  35              33
   Caterpillar Financial Services
        4.750%, 02/17/15                  60              56
   Citigroup
        6.625%, 06/15/32                  20              21
        6.500%, 01/18/11                  55              57
        4.250%, 07/29/09                 100              97
   Countrywide Home Loans MTN
        3.250%, 05/21/08                 135             129
   Credit Suisse First Boston
        7.125%, 07/15/32                  20              23
   EOP Operating LP+
        7.875%, 07/15/31                  20              23
        7.250%, 02/15/18                  35              38

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              13

STATEMENT OF NET ASSETS

March 31, 2006
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   General Electric Capital MTN,
     Ser A
        6.750%, 03/15/32              $   40         $    45
        5.450%, 01/15/13                  65              65
   General Electric Capital Services
        7.500%, 08/21/35                  10              12
   Goldman Sachs Group
        6.600%, 01/15/12                  35              37
        5.150%, 01/15/14                 115             111
   HSBC Finance
        6.400%, 06/17/08                 165             169
        5.500%, 01/19/16                  45              44
   HSBC Holdings PLC
        7.625%, 05/17/32                  40              47
   Inter-American Development Bank
        4.375%, 09/20/12                  45              43
   International Bank for
     Reconstruction & Development
        7.625%, 01/19/23                  30              38
   JPMorgan Chase
        6.750%, 02/01/11                  50              53
        5.250%, 05/30/07                 125             125
   JPMorgan Chase Capital XV
        5.875%, 03/15/35                  30              28
   Korea Development Bank
        5.750%, 09/10/13                  50              50
   Kreditanstalt fuer Wiederaufbau
        4.250%, 06/15/10                  40              39
   Landesbank Baden - Wuerttemberg
     New York MTN
        5.050%, 12/30/15                  40              39
   Landwirtschaftliche Rentenbank
        3.875%, 03/15/10                 110             105
   Lehman Brothers
        7.875%, 08/15/10                 110             120
   Marsh & McLennan
        5.375%, 07/15/14                  85              81
   Merrill Lynch
        6.875%, 11/15/18                  20              22
   Merrill Lynch MTN, Ser C
        5.000%, 01/15/15                  35              33
   Metlife
        6.125%, 12/01/11                 105             108
   Morgan Stanley
        7.250%, 04/01/32                  30              34
   NB Capital Trust IV
        8.250%, 04/15/27                 125             133
   National Rural Utilities
     Cooperative Finance MTN, Ser C
        7.250%, 03/01/12                  40              43
   Pemex Project Funding Master Trust
        7.875%, 02/01/09                 145             152
   RBS Capital Trust III (C)
        5.512%, 09/30/49                  60              58

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Residential Capital
        6.000%, 02/22/11              $   30         $    30
   Royal Bank of Scotland Group PLC
        4.700%, 07/03/18                  50              46
   SLM MTN, Ser A
        5.000%, 10/01/13                  35              34
   SMBC International Finance
        8.500%, 06/15/09                 100             108
   Sanwa Finance Aruba
        8.350%, 07/15/09                 100             108
   Simon Property Group LP+
        3.750%, 01/30/09                 100              95
   SunTrust Bank
        6.375%, 04/01/11                  50              52
   Swiss Bank - New York
        7.000%, 10/15/15                  65              71
   U.S. Bank NA
        4.950%, 10/30/14                  45              43
   Wachovia Bank NA
        7.800%, 08/18/10                  85              93
   Washington Mutual
        4.625%, 04/01/14                  50              46
                                                     -------
                                                       3,679
                                                     -------
HEALTH CARE -- 0.7%
   Boston Scientific
        5.450%, 06/15/14                  40              38
   Bristol-Myers Squibb
        5.750%, 10/01/11                  60              61
   Eli Lilly
        7.125%, 06/01/25                  30              34
   Pharmacia
        6.500%, 12/01/18                  20              22
   WellPoint
        5.000%, 12/15/14                  25              24
   Wyeth
        5.500%, 03/15/13                  75              74
                                                     -------
                                                         253
                                                     -------
INDUSTRIALS -- 1.7%
   Alcoa
        6.000%, 01/15/12                  50              51
   Baxter International
        4.625%, 03/15/15                  40              37
   Eastman Chemical
        7.250%, 01/15/24                  15              16
   Honeywell International
        6.125%, 11/01/11                  40              41
   Illinois Tool Works
        5.750%, 03/01/09                  50              51
   Lockheed Martin
        8.500%, 12/01/29                  20              26

--------------------------------------------------------------------------------
14                              SEI Index Funds / Annual Report / March 31, 2006

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Masco
        5.875%, 07/15/12              $   45         $    45
   Nexen
        5.875%, 03/10/35                  25              23
   Norfolk Southern
        5.590%, 05/17/25                  50              48
   PHH Corp
        7.125%, 03/01/13                  25              26
   Pulte Homes
        5.250%, 01/15/14                  55              51
   Tyco International Group
        6.875%, 01/15/29                  15              16
   Union Pacific
        6.625%, 02/01/29                  20              21
   United Technologies
        7.125%, 11/15/10                  50              53
   Viacom
        6.625%, 05/15/11                  80              83
   Waste Management
        7.000%, 07/15/28                  20              21
                                                     -------
                                                         609
                                                     -------
INFORMATION TECHNOLOGY -- 0.4%
   First Data
        4.500%, 06/15/10                  45              43
   International Business Machines
        4.750%, 11/29/12                 125             121
                                                     -------
                                                         164
                                                     -------
MATERIALS -- 0.5%
   Alcan
        6.125%, 12/15/33                  35              34
   Dow Chemical
        6.125%, 02/01/11                 100             103
   International Paper
        5.500%, 01/15/14                  40              38
   Weyerhaeuser
        7.125%, 07/15/23                  25              26
                                                     -------
                                                         201
                                                     -------
TELECOMMUNICATION SERVICES -- 2.2%
   AT&T
        5.100%, 09/15/14                  35              33
   Alltel
        7.000%, 03/15/16                  25              27
   Bellsouth Telecommunication
        7.875%, 02/15/30                  35              40
   Deutsche Telekom International
     Finance
        8.750%, 06/15/30                  20              24
   France Telecom
        8.500%, 03/01/31                  25              31

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Koninklijke
        8.375%, 10/01/30              $   35         $    38
   Motorola
        8.000%, 11/01/11                  75              84
   SBC Communications
        6.250%, 03/15/11                 110             113
   Sprint Capital
        7.625%, 01/30/11                 115             124
        6.900%, 05/01/19                  25              27
   TCI Communications
        8.750%, 08/01/15                  75              88
   Verizon Global Funding
        7.750%, 12/01/30                  65              72
   Vodafone Group PLC
        7.875%, 02/15/30                  20              23
        7.750%, 02/15/10                  70              75
                                                     -------
                                                         799
                                                     -------
UTILITIES -- 1.6%
   Alabama Power, Ser Q
        5.500%, 10/15/17                  35              34
   Cincinnati Gas & Electric
        5.700%, 09/15/12                  55              55
   Commonwealth Edison
        4.740%, 08/15/10                  60              58
   Dominion Resources
        6.300%, 03/15/33                  35              34
   Duke Energy
        4.200%, 10/01/08                  45              44
   Duke Energy Field Services LLC
        7.875%, 08/16/10                  25              27
   Exelon Generation LLC
        6.950%, 06/15/11                  40              42
   FPL Group Capital
        7.375%, 06/01/09                 100             105
   Jersey Central Power & Light
        5.625%, 05/01/16                  55              55
   Midamerican Energy Holdings
        8.480%, 09/15/28                  40              49
   Oncor Electric Delivery
        7.000%, 05/01/32                  20              22
   Pacific Gas & Electric
        4.800%, 03/01/14                  50              47
                                                     -------
                                                         572
                                                     -------
Total Corporate Obligations
   (Cost $7,797) ($ Thousands)                         7,723
                                                     -------




--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              15

STATEMENT OF NET ASSETS


Bond Index Fund (Concluded)

March 31, 2006
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.3%
   FFCB
        3.375%, 07/15/08              $  170         $   164
   FHLB
        4.625%, 02/08/08                 320             317
        4.500%, 09/16/13                 100              96
        4.375%, 09/17/10                 175             170
        3.875%, 08/22/08                  75              73
        3.625%, 11/14/08                 100              96
        3.375%, 09/14/07                 165             161
        3.000%, 04/15/09                 160             151
   FHLMC
        6.875%, 09/15/10                 125             133
        6.750%, 03/15/31                  25              30
        6.625%, 09/15/09                  60              63
        6.375%, 08/01/11                  85              85
        6.250%, 07/15/32                  65              73
        5.750%, 03/15/09 to 01/15/12     345             353
        5.625%, 03/15/11                 100             102
        5.500%, 01/01/36                 196             192
        5.125%, 07/15/12                  75              75
        4.500%, 01/15/14                 110             105
        3.500%, 09/15/07                 215             210
        2.875%, 05/15/07                 100              98
   FNMA
        7.250%, 01/15/10                 140             150
        7.125%, 01/15/30                  70              87
        6.625%, 11/15/10                 120             127
        6.250%, 02/01/11                  50              52
        6.000%, 05/15/11                  50              52
        5.250%, 04/15/07 to 01/15/09     320             320
        5.125%, 01/02/14                  25              24
        4.250%, 07/15/07                 150             148
        3.875%, 02/15/10                  65              62
   FNMA (A)
        5.110%, 07/05/14                 415             271
   TVA, Ser B
        6.000%, 03/15/13                 100             105
                                                     -------
Total U.S. Government Agency Obligations
   (Cost $4,137) ($ Thousands)                         4,145
                                                     -------

ASSET-BACKED SECURITIES  -- 6.3%
CREDIT CARDS  -- 0.6%
   Citibank Credit Card Issuance Trust,
     Ser 2003-A7, Cl A7
        4.150%, 07/07/17                 100              91
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                 100             102
                                                     -------
                                                         193
                                                     -------
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
FINANCIAL -- 0.5%
   Morgan Stanley Dean Witter Capital,
     Ser 2003-HQ2,  Cl A2
        4.920%, 03/12/35              $  200         $   193
                                                     -------
MORTGAGE RELATED SECURITIES  -- 5.2%
   Ameriquest Mortgage Securities,
     Ser 2003-6  Cl AF4 (D)
        4.329%, 08/25/33                 150             146
   Banc of America Commercial Mortgage,
     Ser 2005-3, Cl A4
        4.668%, 07/10/43                  75              70
   Bear Stearns Commercial Mortgage
     Securities, Ser PWR4, Cl A3 (C)
        5.468%, 06/11/41                 100              99
   CSFB Mortgage Securities,
     Ser 1999-C1, Cl A2
        7.290%, 09/15/41                 250             262
   Citigroup/Deutsche Bank Commercial
     Mortgage Trust, Ser 2005-CD1,
       Cl A4 (C)
        5.225%, 07/15/44                  85              83
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                 200             204
   GE Capital Commercial Mortgage,
     Ser 2000-1, Cl A2
        6.496%, 01/15/33                 175             182
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30                  94              95
   GS Mortgage Securities, Ser 2005-GG4,
     Cl A3
        4.607%, 07/10/39                 100              96
   JPMorgan Chase Commercial Mortgage,
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                 200             212
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                 150             152
   UBS Commercial Mortage Trust,
     Ser 2002-C1, Cl A3
        6.226%, 03/15/26                 150             154
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C17, Cl APB
        5.037%, 03/15/42                  50              49
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C20, Cl A7 (C)
        5.118%, 07/15/42                 110             106
                                                     -------
                                                       1,910
                                                     -------
Total Asset-Backed Securities
   (Cost $2,346) ($ Thousands)                         2,296
                                                     -------

--------------------------------------------------------------------------------
16                              SEI Index Funds / Annual Report / March 31, 2006

-------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------
YANKEE BONDS  -- 1.9%
   AXA
        8.600%, 12/15/30              $   15         $    19
   Canadian National Railways
        4.400%, 03/15/13                  25              23
   Government of Canada
        5.250%, 11/05/08                  70              71
   Hellenic Republic of Greece
        6.950%, 03/04/08                  90              93
   Hydro-Quebec
        8.050%, 07/07/24                  20              25
   International Bank for
     Reconstruction & Development
        8.250%, 09/01/16                  85             104
   Province of Nova Scotia
        5.750%, 02/27/12                  25              26
   Province of Quebec
        7.500%, 09/15/29                  30              37
   Republic of Italy
        4.375%, 06/15/13                 100              95
   Telecom Italia Capital
        6.375%, 11/15/33                  15              14
   United Mexican States
        8.125%, 12/30/19                  75              88
        7.500%, 01/14/12                  95             103
                                                     -------
Total Yankee Bonds
   (Cost $705) ($ Thousands)                             698
                                                     -------

CASH EQUIVALENT  -- 1.9%
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.560%* (B)               698,305             698
                                                     -------
Total Cash Equivalent
   (Cost $698) ($ Thousands)                             698
                                                     -------

MUNICIPAL BOND  -- 0.3%
   Illinois State, GO
        5.100%, 06/01/33                 120             112
                                                     -------
Total Municipal Bond
   (Cost $110) ($ Thousands)                             112
                                                     -------
Total Investments -- 100.4%
   (Cost $37,266) ($ Thousands)                      $36,756
                                                     -------

-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
Payable for Investment Securities Purchased          $  (283)
Payable for Fund Shares Redeemed                        (137)
Income Distribution Payable                              (61)
Administration Fees Payable                               (9)
Investment Advisory Fees Payable                          (2)
Other Assets and Liabilities, Net                        362
                                                     -------
Total Other Assets & Liabilities                        (130)
                                                     -------
Net Assets -- 100.0%                                 $36,626
                                                     =======

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)           37,230
Accumulated net realized loss on investments             (94)
Net unrealized depreciation on investments              (510)
                                                     -------
Total Net Assets                                     $36,626
                                                     =======

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($36,625,533 / 3,575,203 shares)                    $10.24
                                                      ======

* Rate shown is the 7-day effective yield as of March 31, 2006.
+ Real Estate Investment Trust
(A) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(B) Investment in Affiliated Registered Investment Company (see Note 3).
(C) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.
(D) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2006. The coupon on a step bond changes on a specified date.
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NA -- National Association
PLC -- Public Limited Company
Ser -- Series
TVA -- Tennessee Valley Authority


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              17

Statement of Assets and Liabilities ($ Thousands)


March 31, 2006

------------------------------------------------------------------------------------------------------------------------
                                                                                                                 S&P 500
                                                                                                                   INDEX
                                                                                                                    FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at Market Value (Cost $1,782,172)                                                             $2,524,960
   Investments in Affiliated Investment Companies, at Market Value (Cost $56,589)                                 56,589
   Receivable for Fund Shares Sold                                                                                88,697
   Receivable for Investment Securities Sold                                                                       2,462
   Dividends and Interest Receivable                                                                               2,665
------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                2,675,373
------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned                                                                      266,512
   Payable for Investment Securities Purchased                                                                    90,429
   Payable for Fund Shares Redeemed                                                                                5,349
   Administration Fees Payable                                                                                       365
   Variation Margin Payable                                                                                          193
   Investment Advisory Fees Payable                                                                                   56
   Shareholder Servicing Fees Payable                                                                                 89
   Accrued Expenses                                                                                                  133
------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                             363,126
------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                                 $2,312,247
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital                                                                                            $1,550,557
   Undistributed Net Investment Income                                                                               487
   Accumulated Net Realized Gain on Investments and Futures Contracts                                             18,162
   Net Unrealized Appreciation on Investments                                                                    742,788
   Net Unrealized Appreciation on Futures Contracts                                                                  253
------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                                 $2,312,247
------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($614,245,850 / 16,006,374 shares)                                                                   $38.38
------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class E ($1,684,856,885 / 43,784,851 shares)                                                                 $38.48
------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($13,143,856 / 341,998 shares)                                                                       $38.43
------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
18                              SEI Index Funds / Annual Report / March 31, 2006

Statements of Operations ($ Thousands)


For the year ended March 31, 2006

-------------------------------------------------------------------------------------------------------------------------
                                                                                  S&P 500                      BOND
                                                                                    INDEX                     INDEX
                                                                                     FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                     $ 36,992                    $   --
   Dividends from Affiliated Investment Companies(1)                                  876                        28
   Interest                                                                            63                     2,289
   Income from Securities Lending                                                     296                        --
-------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                         38,227                     2,317
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                              4,423                       168
   Investment Advisory Fees                                                           603                        34
   Shareholder Servicing Fees -- Class A Shares                                       952                       120
   Shareholder Servicing Fees -- Class E Shares                                     3,408                        --
   Shareholder Servicing Fees -- Class I Shares                                        32                        --
   Administrative Servicing Fees -- Class I Shares                                     32                        --
   Custodian/Wire Agent Fees                                                          150                         3
   Professional Fees                                                                  113                         2
   Printing Fees                                                                       74                         1
   Licensing Fees                                                                      56                        --
   Registration Fees                                                                   51                         2
   Trustee Fees                                                                        24                         1
   Proxy Expenses                                                                      20                         1
   Other Expenses                                                                     133                         3
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                  10,071                       335
-------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                             (602)                      (32)
     Shareholder Servicing Fees -- Class A Shares                                      --                      (120)
     Shareholder Servicing Fees -- Class E Shares                                  (3,408)                       --
     Shareholder Servicing Fees -- Class I Shares                                     (13)                       --
-------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                     6,048                       183
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              32,179                     2,134
-------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                         64,637                       (58)
   Net Realized Gain on Futures Contracts                                           2,363                        --
   Net Change in Unrealized Appreciation (Depreciation) on Investments            118,328                      (968)
   Net Change in Unrealized Appreciation on Futures Contracts                         348                        --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $217,855                    $1,108
-------------------------------------------------------------------------------------------------------------------------

(1) See Note 3 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              19

Statements of Changes in Net Assets ($ Thousands)


For the years ended March 31,
------------------------------------------------------------------------------------------------------------------------------


                                                                S&P 500 INDEX FUND                     BOND INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
                                                              2006              2005               2006               2005
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                  $ 32,179          $ 30,679           $  2,134           $  2,690
   Net Realized Gain (Loss) from Investment Transactions
     and Futures Contracts                                  67,000            50,061                (58)               840
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                  118,676            34,524               (968)            (3,296)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                       217,855           115,264              1,108                234
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                               (9,054)          (10,876)            (2,165)            (2,782)
     CLASS E:                                              (23,083)          (19,191)                --                 --
     CLASS I:                                                 (150)             (131)                --                 --
   Net Realized Gains:
     CLASS A:                                              (21,431)             (582)              (289)              (692)
     CLASS E:                                              (48,130)             (983)                --                 --
     CLASS I:                                                 (430)               (8)                --                 --
------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                      (102,278)          (31,771)            (2,454)            (3,474)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                             100,477           144,323             20,737             33,693
   Reinvestment of Dividends & Distributions                29,133            10,798              1,312              1,904
   Cost of Shares Redeemed                                (207,986)         (215,278)           (37,683)           (54,279)
------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class A Transactions                             (78,376)          (60,157)           (15,634)           (18,682)
------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                             599,259(2)        569,754                 --                 --
   Reinvestment of Dividends & Distributions                63,362            16,617                 --                 --
   Cost of Shares Redeemed                                (362,975)         (237,002)                --                 --
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class E Transactions                             299,646           349,369                 --                 --
------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                               4,627             7,237                 --                 --
   Reinvestment of Dividends & Distributions                   580               139                 --                 --
   Cost of Shares Redeemed                                  (4,268)           (2,653)                --                 --
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                 939             4,723                 --                 --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                       222,209           293,935            (15,634)           (18,682)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   337,786           377,428            (16,980)           (21,922)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                     1,974,461         1,597,033             53,606             75,528
------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                          $2,312,247        $1,974,461           $ 36,626           $ 53,606
------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                  $      487        $      578           $     --           $     --
------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.
(2) Includes subscriptions as a result of an in-kind transfer of securities (see
    Note 9).
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
20                              SEI Index Funds / Annual Report / March 31, 2006

Financial Highlights


For the years ended March 31, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------------
                                      Net Realized
                                               and                          Distributions
              Net Asset                 Unrealized                Dividends          from          Total
                 Value,         Net          Gains       Total     from Net      Realized      Dividends      Net Asset
              Beginning  Investment       (Losses)        from   Investment       Capital            and     Value, End
              of Period      Income  on Securities  Operations       Income         Gains  Distributions      of Period
-----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2006          $36.21       $0.56*        $ 3.47*     $ 4.03       $(0.54)       $(1.32)        $(1.86)        $38.38
   2005           34.66        0.59*          1.57*       2.16        (0.58)        (0.03)         (0.61)         36.21
   2004           26.18        0.42*          8.58*       9.00        (0.52)           --          (0.52)         34.66
   2003           35.39        0.38          (9.21)      (8.83)       (0.38)           --          (0.38)         26.18
   2002           35.88        0.36          (0.46)      (0.10)       (0.39)           --          (0.39)         35.39
   CLASS E
   2006          $36.31       $0.62*        $ 3.48*     $ 4.10       $(0.61)       $(1.32)        $(1.93)        $38.48
   2005           34.76        0.66*          1.55*       2.21        (0.63)        (0.03)         (0.66)         36.31
   2004           26.26        0.47*          8.61*       9.08        (0.58)           --          (0.58)         34.76
   2003           35.49        0.44          (9.25)      (8.81)       (0.42)           --          (0.42)         26.26
   2002           35.97        0.43          (0.46)      (0.03)       (0.45)           --          (0.45)         35.49
   CLASS I
   2006          $36.26       $0.47*        $ 3.46*     $ 3.93       $(0.44)       $(1.32)        $(1.76)        $38.43
   2005           34.72        0.51*          1.56*       2.07        (0.50)        (0.03)         (0.53)         36.26
   2004           26.22        0.34*          8.60*       8.94        (0.44)           --          (0.44)         34.72
   2003 (2)       30.63        0.33          (4.46)      (4.13)       (0.28)           --          (0.28)         26.22
BOND INDEX FUND
   CLASS A
   2006          $10.59       $0.47*        $(0.28)*    $ 0.19       $(0.48)       $(0.06)        $(0.54)        $10.24
   2005           11.12        0.46*         (0.39)*      0.07        (0.47)        (0.13)         (0.60)         10.59
   2004           11.11        0.46*          0.07*       0.53        (0.49)        (0.03)         (0.52)         11.12
   2003           10.51        0.55           0.60        1.15        (0.55)           --          (0.55)         11.11
   2002           10.63        0.62          (0.12)       0.50        (0.62)           --          (0.62)         10.51

                                                                      Ratio of
                                                     Ratio of Net     Expenses
                                        Ratio of Net   Investment   to Average
                            Net Assets      Expenses       Income   Net Assets  Portfolio
                Total+   End of Period    to Average   to Average   (Excluding   Turnover
             Return(1)    ($Thousands)    Net Assets   Net Assets     Waivers)    Rate(1)
-----------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2006          11.32%     $  614,246          0.40%        1.49%        0.43%        18%
   2005           6.25         655,378          0.40         1.67         0.43         11
   2004          34.62         686,129          0.40         1.33         0.43          7
   2003         (25.06)        524,554          0.40         1.33         0.43          7
   2002          (0.26)        815,354          0.40         0.99         0.43          9
   CLASS E
   2006          11.49%     $1,684,857          0.25%        1.65%        0.53%        18%
   2005           6.39       1,307,631          0.25         1.86         0.53         11
   2004          34.83         904,534          0.25         1.47         0.53          7
   2003         (24.92)        790,231          0.25         1.48         0.53          7
   2002          (0.07)      1,194,588          0.25         1.14         0.53          9
   CLASS I
   2006          11.02%     $   13,144          0.65%        1.25%        0.78%        18%
   2005           5.97          11,452          0.65         1.44         0.78         11
   2004          34.28           6,370          0.65         1.06         0.78          7
   2003 (2)     (13.53)          1,707          0.65         1.17         0.78          7
BOND INDEX FUND
   CLASS A
   2006           1.79%     $   36,626          0.38%        4.45%        0.70%        56%
   2005           0.72          53,606          0.38         4.24         0.69         55
   2004           4.88          75,528          0.38         4.15         0.70         54
   2003          11.17          82,304          0.38         4.92         0.70         54
   2002           4.77          55,345          0.38         5.81         0.70         77

*   Per share amounts calculated using average shares method.
(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                             21

Notes to Financial Statements

March 31, 2006


1. ORGANIZATION

SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (each a "Fund" and together the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (See Note 8). Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
22                             SEI Index Funds / Annual Report / March 31, 2006

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respec tive classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the schedule of investments to the extent of the total notional value.

In addition, the Fund pledged securities as collateral for the open futures contracts and such securities have been segregated on the Fund's books.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

      S&P 500 Index Fund                           .22%
      Bond Index Fund                              .35%

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

-------------------------------------------------------------------------------
                    S&P 500 Index Fund     Bond Index Fund
-------------------------------------------------------------------------------
      Class A                 .40%                .38%
      Class E                 .25%                 --
      Class I                 .65%                 --

During the year, expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

Certain officers and Trustees of the Trust are also officers of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated distribution agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              23

March 31, 2006


assets attributable to each particular class of each respective fund.
--------------------------------------------------------------------------------
                        Shareholder        Administrative
                      servicing fees        service fees
--------------------------------------------------------------------------------
S&P 500 Index Fund
      Class A                 .15%               --
            E                 .25%               --
            I                 .25%              .25%
Bond Index Fund
      Class A                 .25%               --

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of the Bond Index and Class E and I of the S&P 500 Index Fund since inception of the plan. Such waivers are voluntarily and may be discontinued at any time.

For the year ended March 31, 2006, the Distributor retained 100% of both shareholder servicing fees less the waiver and administrative servicing fees.

Wachovia Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998 and amended November 1, 2004, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser and "manager of managers" of the Funds. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% and 0.07% of the average daily net assets of the S&P 500 Index and Bond Index Funds, respectively. As of October 11, 2005, SSgA Funds Management, Inc. ("SSgA") serves as the sub-adviser for the S&P 500 Index Fund under a sub-advisory agreement with the Trust and SIMC. Prior to October 11, 2005, Barclays Global Fund Advisors ("BGI") served as the sub-adviser for the S&P 500 Index Fund. Standish Mellon Asset Management Company LLC serves as the sub-adviser of the Bond Index Fund under a sub-advisory agreement dated November 1, 2004.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the Funds may invest in the SEI moneymarket funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the year ended March 31,

-------------------------------------------------------------------------------------------------------------------

                                                              S&P 500 INDEX FUND               BOND INDEX FUND
-------------------------------------------------------------------------------------------------------------------
                                                              2006         2005               2006         2005
-------------------------------------------------------------------------------------------------------------------
CLASS A:
     Shares Issued                                           2,705        4,111              1,964        3,126
     Shares Issued in Lieu of Cash Distributions               780          300                125          176
     Shares Redeemed                                        (5,579)      (6,105)            (3,577)      (5,032)
-------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                               (2,094)      (1,694)            (1,488)      (1,730)
-------------------------------------------------------------------------------------------------------------------
CLASS E:
     Shares Issued                                          15,809(1)    16,195                 --          --
     Shares Issued in Lieu of Cash Distributions             1,689          459                 --          --
     Shares Redeemed                                        (9,723)      (6,666)                --          --
-------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                                7,775        9,988                 --          --
-------------------------------------------------------------------------------------------------------------------
CLASS I:
     Shares Issued                                             124          204                 --          --
     Shares Issued in Lieu of Cash Distributions                15            4                 --          --
     Shares Redeemed                                          (113)         (76)                --          --
-------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                   26          132                 --          --
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                 5,707        8,426             (1,488)      (1,730)
-------------------------------------------------------------------------------------------------------------------

(1) Includes subscriptions as a result of in-kind transfers of securities (see
    Note 9).
Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
24                              SEI Index Funds / Annual Report / March 31, 2006

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments and short-term securities, during the year ended March 31, 2006, were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                       U.S.
                                 Government
                                 Securities            Other              Total
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Purchases                              $ --         $481,174           $481,174
Sales                                    --          364,571            364,571
BOND INDEX FUND
Purchases                            20,529            5,436             25,965
Sales                                31,574           10,112             41,686

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes recognized by rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at March 31, 2006 is as follows (Unaudited):
--------------------------------------------------------------------------------
                                                                           % of
                                                                           Fund
Moody's                                                                   Value
--------------------------------------------------------------------------------
   U.S. Government Securities                                             68.62%
   Cash Equivalents                                                        1.90
   Other Bonds
     Aaa                                                                   7.71
      Aa                                                                   4.36
       A                                                                   8.74
     Baa                                                                   8.67
                                                                       --------
   Total                                                                 100.00%
                                                                       ========

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, which are attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, reclassification of long-term capital gain distributions on Real Estate Investment Trust securities, the reclassification of long-term capital gain distributions to ordinary income, and utilization of earnings and profits on shareholder redemptions have been reclassified to/from the following accounts as of March 31, 2006 ($ Thousands):
--------------------------------------------------------------------------------
                           Undistributed        Accumulated
                          Net Investment           Realized         Paid-in-
                           Income/(Loss)        Gain/(Loss)          Capital
--------------------------------------------------------------------------------
S&P 500 Index Fund                  $17            $(4,467)           $4,450
Bond Index Fund                     $31               $(31)              $--

The tax character of dividends and distributions declared during the years ended March 31, 2006 and March 31, 2005 were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                S&P 500 Index Fund            Bond Index Fund
                                   2006       2005             2006      2005
--------------------------------------------------------------------------------
Ordinary Income                $ 33,739    $30,198           $2,165    $2,807
Long-term capital gain           68,539      1,573              289       667
                               --------    -------           ------    ------
Totals                         $102,278    $31,771           $2,454    $3,474
                               ========    =======           ======    ======

As of March 31, 2006, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                    S&P 500              Bond
                                                 Index Fund        Index Fund
--------------------------------------------------------------------------------
Undistributed ordinary income                      $  1,598             $ 147
Undistributed long-term capital gain                 32,695                --
Post-October losses                                      --               (77)
Unrealized appreciation (depreciation)              727,397              (528)
Other temporary differences                              --              (146)
                                                   --------             -----
Total Distributable Earnings/
  (Accumulated Losses)                             $761,690             $(604)
                                                   ========             =====

Post-October losses represent losses realized on investment transactions from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At March 31, 2006, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes,

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              25

Notes to Financial Statements (Concluded)

March 31, 2006


primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2006 were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                       Aggregate      Aggregate             Net
                                           Gross          Gross      Unrealized
                          Federal     Unrealized     Unrealized    Appreciation
                         Tax Cost   Appreciation   Depreciation  (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index
  Fund                 $1,854,152       $850,049      $(122,652)       $727,397
Bond Index Fund            37,284            356           (884)           (528)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. SECURITIES LENDING

Each Fund, along with other funds in the SEI family of funds, may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Investment Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit, corporate obligations, asset-back securities, repurchase agreements, master notes or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, a Fund could experience delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

The S&P 500 Index Fund received cash as collateral for securities on loan and made investments. Investments purchased with cash collateral are presented on the schedule of investments.

9. IN-KIND TRANSFER OF SECURITIES

During the year ended March 31, 2006, the S&P 500 Index Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                                     Transaction       Shares
                                            Date       Issued           Value
--------------------------------------------------------------------------------
S&P 500 Index Fund                      09/30/05    5,036,833    $191,047,087
                                        03/31/06      845,413      32,531,494

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

The Board of Trustees (the "Board") has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended March 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss Ernst & Young LLP ("E&Y"), the Trust's previous independent registered public accounting firm, and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. E&Y's report on the Trust's financial statements for the fiscal years ended March 31, 2005 and March 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
--------------------------------------------------------------------------------
26                              SEI Index Funds / Annual Report / March 31, 2006

SEI INDEX FUNDS -- MARCH 31, 2006


Report of Independent Registered Public Accounting Firm




To the Board of Trustees and Shareholders of SEI Index Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the S&P 500 Index Fund and the statement of net assets of the Bond Index Fund, the two Funds comprising the SEI Index Funds, (collectively, the "Funds"), as of March 31, 2006, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year-ended March 31, 2005 and the financial highlights for each of the years in the three-year period then ended were audited by other auditors. Those auditors expressed an unqualified opinion on those statements of changes in net assets and financial highlights in their report dated May 13, 2005. The financial highlights for the year ended March 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated April 30, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of SEI Index Funds as of March 31, 2006, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.



                                  [SIGNATURE  OMITTED]
                                  /s/ KPMG LLP



Philadelphia, Pennsylvania
May 23, 2006







--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              27

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 28, 2006.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                       AND                  PRINCIPAL                   IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                  COMPLEX      OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                  OVERSEEN            HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                  BY TRUSTEE 2         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman       since 1982       Currently performs various            72     Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                    Circle Fund, The Advisors
Valley Drive,        Board of                        for which Mr. Nesher is                      Inner Circle Fund II, Bishop
Oaks, PA 19456       Trustees*                       compensated.                                 Street Funds, Director of
59 yrs. old                                                                                       SEI Global Master Fund, plc,
                                                                                                  SEI Global Assets Fund, plc,
                                                                                                  SEI Global Investments Fund,
                                                                                                  plc, SEI Investments Global,
                                                                                                  Limited, SEI Investments --
                                                                                                  Global Fund Services, Limited,
                                                                                                  SEI Investments (Europe),
                                                                                                  Limited, SEI Investments -- Unit
                                                                                                  Trust Management (UK), Limited,
                                                                                                  SEI Global Nominee Ltd., SEI
                                                                                                  Absolute Return Master Fund,
                                                                                                  L.P., SEI Absolute Return Fund,
                                                                                                  L.P., SEI Opportunity Master
                                                                                                  Fund, L.P., SEI Opportunity
                                                                                                  Fund, L.P. and SEI Multi-Strategy
                                                                                                  Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1982       Self-employed consultant since 2003.   72    Trustee of The Advisors' Inner
1701 Market Street                                   Partner, Morgan, Lewis & Bockius             Circle Fund, The Advisors,
Philadelphia, PA                                     LLP(law firm) from 1976 to 2003,             Inner Circle Fund II, Director
19103                                                counsel to the Trust, SEI, SIMC, the         of SEI since 1974. Director of
66 yrs. old                                          Administrator and the Distributor.           the Distributor since 2003.
                                                     Secretary of SEI since 1978.                 Director of SEI Investments --
                                                                                                  Global Fund  Services, Limited,
                                                                                                  SEI Investments Global, Limited,
                                                                                                  SEI Investments (Europe), Limited,
                                                                                                  SEI Investments (Asia), Limited
                                                                                                  and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch     Trustee        since 1982       Retired                                72     Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
73 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey      Trustee        since 1995       Attorney, sole practitioner            72    Trustee of The Advisors' Inner
One Freedom                                          since 1994. Partner, Dechert                 Circle Fund, The Advisors'
Valley Drive,                                        Price & Rhoads, September 1987-              Inner Circle Fund II,
Oaks, PA 19456                                       December 1993.                               Massachusetts Health and
75 yrs. old                                                                                       Education Tax-Exempt Trust, and
                                                                                                  U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
  SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
28                              SEI Index Funds / Annual Report / March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                          NUMBER OF
                                        OFFICE                                          PORTFOLIOS
                                         AND                 PRINCIPAL                   IN FUND
     NAME              POSITION(S)     LENGTH OF           OCCUPATION(S)                  COMPLEX      OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH        TIME               DURING PAST                  OVERSEEN            HELD BY
    AND AGE              TRUSTS         SERVED1             FIVE YEARS                  BY TRUSTEE 2         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr.  Trustee      since 1996     Self-Employed Consultant, Newfound     72    Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.           Circle Fund, The Advisors
Valley Drive                                                                                      Inner Circle Fund II, State
Oaks, PA 19456                                                                                    Street Navigator Securities
63 yrs. old                                                                                       Lending Trust, SEI Absolute
                                                                                                  Return Master Fund, L.P.,
                                                                                                  SEI Absolute Return Fund, L.P.,
                                                                                                  SEI Opportunity Master Fund,
                                                                                                  L.P., and SEI Opportunity Fund,
                                                                                                  L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco       Trustee      since 1999     Director, Governor's Office of Health  72    Director, Sonoco, Inc.; Director,
One Freedom`                                         Care Reform, Commonwealth of                 ExelonCorporation; Trustee,
Valley Drive                                         Pennsylvania since 2003. Founder             Pennsylvania Real Estate
Oaks, PA 19456                                       and Principal, Grecoventures Ltd.            Investment Trust.
60 yrs. old                                          from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy             Trustee      since 2003     Managing Partner, Cue Capital since    72    SEI Absolute Return Master
One Freedom                                          March 2002, Managing Partner and             Fund, L.P., SEI Absolute Return
Valley Drive,                                        Head of Sales, Investorforce, March          Fund, L.P., SEI Opportunity
Oaks, PA 19456                                       2000-December 2001; Global Partner           Master Fund, L.P., and SEI
48 yrs. old                                          working for the CEO, Invesco Capital,        Opportunity Fund, L.P.
                                                     January 1998-January 2000. Head of
                                                     Sales and Client Services, Chancellor
                                                     Capital and later LGT Asset
                                                     Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams        Trustee      since 2004     Vice President and Chief Investment    72    SEI Absolute Return Master
One Freedom                                          Officer, J. Paul Getty Trust, Non-           Fund, L.P., SEI Absolute Return
Valley Drive,                                        Profit Foundation for Visual Arts,           Fund, L.P., SEI Opportunity
Oaks, PA 19456                                       since December 2002. President, Harbor       Master Fund, L.P., and SEI
58 yrs. old                                          Capital Advisors and Harbor Mutual           Opportunity Fund, L.P.
                                                     Funds, 2000-2002. Manager, Pension
                                                     Asset Management, Ford Motor
                                                     Company, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher         President    since 2005     Currently performs various services    N/A               N/A
One Freedom               & CEO                      on behalf of SEI for which
Valley Drive,                                        Mr. Nesher is compensated.
Oaks, PA 19456
59 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner     Controller and  since 2005     Fund Accounting Director of the        N/A               N/A
One Freedom               Chief                      Administrator since 2005. Fund
Valley Drive,           Financial                    Administration Manager, Old Mutual
Oaks, PA 19456           Officer                     Fund Services, 2000-2005. Chief
35 yrs. old                                          Financial Officer, Controller and
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund, 2004-2005.
                                                     Assistant Treasurer, PBHG Funds and
                                                     PBHG Insurance Series Fund, 2000-2004.
                                                     Assistant Treasurer, Old Mutual
                                                     Advisors Fund, 2004-2005.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery             Chief       since 2006     Director of Investment Product         N/A               N/A
One Freedom            Compliance                    Management and Development
Valley Drive             Officer                     of SEI since 2003. Senior
Oaks, PA 19456                                       Investment Analyst--Equity Team of
43 yrs. old                                          SIMC, (2000-2003).
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              29

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                                  NUMBER OF
                                     OFFICE                                                  PORTFOLIOS
                                       AND                  PRINCIPAL                          IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                         COMPLEX      OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                         OVERSEEN            HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                         BY TRUSTEE2          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Timothy D. Barto       Vice         since 2002       General Counsel, Vice President and          N/A                N/A
One Freedom          President                       Secretary of SIMC and the Administrator
Valley Drive            and                          since 2004. Vice President and Assistant
Oaks, PA 19456       Secretary                       Secretary of SEI since 2001. Vice President
38 yrs. old                                          of SIMC and the Administrator since 1999.
                                                     Assistant Secretary of SIMC, the
                                                     Administrator and the Distributor and Vice
                                                     President of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala         Vice        since 2004       Vice President and Assistant Secretary of    N/A                N/A
One Freedom          President                       SIMC and the Administrator since 2005.
Valley Drive           and                           Compliance Officer of SEI September 2001-
Oaks, PA 19456       Assistant                       2004. Account and Product Consultant,
32 yrs. old          Secretary                       SEI Private Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson     Vice        since 2004       Vice President and Assistant Secretary of    N/A                N/A
One Freedom          President                       SIMC since 2005. General Counsel,
Valley Drive            and                          Citco Mutual Fund Services, 2003-2004.
Oaks, PA 19456       Assistant                       Vice President and Associate Counsel,
42 yrs. old          Secretary                       Oppenheimer Funds, 2001-2003.
                                                     Vice President and Assistant Counsel,
                                                     Oppenheimer Funds, 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye            Vice        since 2005       Vice President and Assistant Secretary of    N/A                N/A
One Freedom          President                       SIMC since 2005. Vice President,
Valley Drive            and                          Deutsche Asset Management (2003-2004).
Oaks, PA 19456       Assistant                       Associate, Morgan, Lewis & Bockius LLP
37 yrs. old          Secretary                       (2000-2003). Assistant Vice President,
                                                     ING Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang         Vice        since 2005       Vice President and Assistant Secretary of    N/A                N/A
One Freedom          President                       SIMC since 2005. Counsel, Caledonian
Valley Drive            and                          Bank & Trust's Mutual Funds Group (2004).
Oaks, PA 19456       Assistant                       Counsel, Permal Asset Management
33 yrs. old          Secretary                       (2001-2004).  Associate, Schulte, Roth &
                                                     Zabel's Investment Management Group
                                                     (2000-2001). Staff Attorney, U.S. SEC's
                                                     Division of Enforcement, Northeast
                                                     Regional Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue           Vice        since 2004       Director of Portfolio Implementations for    N/A                N/A
One Freedom          President                       SIMC since 1995. Managing Director
Valley Drive                                         of Money Market Investments for SIMC
Oaks, PA 19456                                       since 2003.
43 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch         Anti-Money     since 2005       Assistant Vice President and Anti-Money      N/A                N/A
One Freedom          Laundering                      Laundering Compliance Coordinator of
Valley Drive         Compliance                      SEI since 2005. Compliance Analyst, TD
Oaks, PA 19456        Officer                        Waterhouse (2004). Senior Compliance
28 yrs. old                                          Analyst, UBS Financial Services
                                                     (2002-2004). Knowledge Management
                                                     Analyst, PriceWaterhouseCoopers
                                                     Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDNCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
  SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
30                              SEI Index Funds / Annual Report / March 31, 2006

Disclosure of Fund Expenses (Unaudited)




All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                     BEGINNING        ENDING                        EXPENSES
                       ACCOUNT        ACCOUNT      ANNUALIZED         PAID
                        VALUE          VALUE         EXPENSE         DURING
                      10/01/05        3/31/06        RATIOS          PERIOD*
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A           $1,000.00       $1,062.10         0.40%           $2.06
  Class E            1,000.00        1,062.60         0.25%            1.29
  Class I            1,000.00        1,060.50         0.65%            3.34

HYPOTHETICAL 5% RETURN
  Class A           $1,000.00       $1,022.94         0.40%           $2.02
  Class E            1,000.00        1,023.68         0.25%            1.26
  Class I            1,000.00        1,021.69         0.65%            3.28

                     BEGINNING        ENDING                        EXPENSES
                       ACCOUNT        ACCOUNT      ANNUALIZED         PAID
                        VALUE          VALUE         EXPENSE         DURING
                      10/01/05        3/31/06        RATIOS          PERIOD*
--------------------------------------------------------------------------------
BOND INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A           $1,000.00       $  997.40         0.38%           $1.89

HYPOTHETICAL 5% RETURN
  Class A           $1,000.00       $1,023.04         0.38%            1.92

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              31

Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Index Funds (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charge a Fund compared with the fees each charge to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the September 20, 2005, September 21, 2005 and March 8, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

--------------------------------------------------------------------------------
32                              SEI Index Funds / Annual Report / March 31, 2006

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisors, the Board took into account the fact that the Sub-Advisors are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.
--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2006                              33

Notice to Shareholders (Unaudited)


FOR SHAREHOLDERS THAT DO NOT HAVE A MARCH 31, 2006 TAXABLE YEAR END, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY. For shareholders with a March 31, 2006 taxable year end, please consult your tax advisor as to the pertinence of this notice.


For the fiscal year ended March 31, 2006 the Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                    (B)                              (C)
                    (A)           ORDINARY                     QUALIFYING FOR
              LONG TERM (15%)      INCOME          TOTAL         CORPORATE
               CAPITAL GAINS    DISTRIBUTIONS  DISTRIBUTIONS  DIVIDENDS RECEIVED
FUND           DISTRIBUTIONS     (TAX BASIS)    (TAX BASIS)    DEDUCTION (2)
---------     ---------------   -------------  -------------  ------------------
S&P 500 Index     68.39%           31.61%         100.00%         100.00%
Bond Index (1)    11.49%           88.51%         100.00%           0.00%

                   (D)
               QUALIFYING          U.S.          QUALIFIED       QUALIFIED
                DIVIDEND        GOVERNMENT       INTEREST       SHORT-TERM
FUND            INCOME(3)       INTEREST(4)      INCOME (5)   CAPITAL GAIN (6)
---------      -----------     -------------     ----------   ----------------
S&P 500 Index    100.00%            0.16%           2.46%           0.21%
Bond Index         0.00%           22.21%          90.79%           0.00%


(1) The Bond Index Fund does not satisfy statutory requirements to pass through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective states' income tax purposes.
(2) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(3) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). General interest from direct U.S. Government obligations is exempt from state income tax.
(5) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(6) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D) are based on the percentage of ordinary income of the Fund.



--------------------------------------------------------------------------------
34                              SEI Index Funds / Annual Report / March 31, 2006

Notes

Notes

SEI INDEX FUNDS ANNUAL REPORT MARCH 31, 2006




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER



INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO OMITTED]
SEI New Ways
    New Answers
SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)




SEI-F-091 (3/06)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") and Ernst & Young, LLP ("E&Y") related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2006 and E&Y billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2005 as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2006*                                                  2005+
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $31,500                 N/A         $                 $33,500                 N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $231,000          $0                $0                $0                $165,000
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


*KPMG
+E&Y

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Non-audit fees include amounts related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

(e)(1)     Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:



                ---------------------------- ----------------- ----------------
                                                  2006*             2005+
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------

*KPMG
+E&Y


(f)        Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2006 were $231,000. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by E&Y for the fiscal year 2005 were $165,000. Non-audit fees include amounts related to services provided in connection with the SAS No.70 report on the hedge fund operations of the administrator.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Index Funds



By (Signature and Title)*              /s/ Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: June 5, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*              /s/ Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: June 5, 2006


By (Signature and Title)*              /s/ Stephen F. Panner
                                       ---------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: June 5, 2006

* Print the name and title of each signing officer under his or her signature.